Mortgage Servicing Rights (Schedule Of Changes In Carrying Value Of MSR) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Servicing Rights [Abstract]
Beginning fair value	$ 8,762	$ 6,745	$ 3,990
Additions from loans sold with servicing retained	2,611	4,972	4,786
Payoffs and paydowns	(2,430)	(2,468)	(2,321)
Changes in valuation inputs or assumptions	(2,243)	(487)	290
Ending fair value	6,700	8,762	6,745
Unpaid principal balance of mortgage loans serviced for others	$ 958,749	$ 942,224	$ 738,372